Gottex Multi-Asset Endowment Fund (the “Fund”)

Supplement dated April 1, 2013 to Prospectus dated February 27, 2013 (the “Prospectus”)

Defined terms in this Supplement have their meanings ascribed to them in the Prospectus.

The Board of Trustees of the Fund has approved modifying the investment management fee structure of Gottex Multi-Asset Endowment Master Fund (the “Master Fund”), subject to the modifications being approved by shareholders.  The modifications include: (a) elimination of the Incentive Fee; and (b) an increase in the asset-based fee Management Fee from 1.0% to 1.5% (together, the “Modified Fee”).  Further, in connection with, and subject to, implementation of the Modified Fee, the Board of Trustees of the Fund has approved an amended expense limitation agreement for Feeder I that modifies its expense cap from 2.25% to 2.50%, which could have the effect of increasing the Fund’s expense ratio by the amount of the cap increase.

A shareholder meeting to consider approval of the Modified Fee is expected to be held in the second quarter of 2013.  Prior to that time, a proxy statement describing the Modified Fee and the reasons for its approval by the Trustees of the Fund will be filed with the Securities and Exchange Commission and distributed to shareholders.

In addition, as of April 1, 2013, the Adviser has agreed to voluntarily waive any Incentive Fee that may accrue to the Adviser from the Master Fund.

Finally, the first sentence of the section of the Prospectus titled “Investor Qualifications” on page 11 and the first sentence of second paragraph on page 82 of the Prospectus are hereby deleted and replaced by the following text:

“Shares may be purchased only by investors who certify to such Feeder Fund or its agents that (a) if a natural person they have a net worth individually or together with a spouse (excluding a primary residence) in excess of $1 million or (b) if a natural person they had an individual gross income in excess of $200,000 (or joint income together with a spouse in excess of $300,000) in each of the two previous years and reasonably expects an individual gross income in excess of $200,000 (or joint income together with a spouse in excess of $300,000) this year ("Eligible Investors").”

Investments by entities are subject to separate eligibility requirements that are described in subscription materials of the Fund.

In addition, as a result of this change references in the Prospectus to Qualified Investors shall be deemed to refer to Eligible Investors. The purpose of this change in investor qualifications is to allow investors who are “accredited investors” as such term is used in Regulation D under the Securities Act of 1933 to invest in shares of the Fund.

GOTTEX MULTI-ASSET ENDOWMENT FUND – I (the “Fund”) Application

All Applications must be received FIVE BUSINESS DAYS before the end of the month for a subscription to be accepted.

ALL WIRED AMOUNTS must be received THREE BUSINESS days before the end of the month for a subscription to be accepted and effective as of the beginning of the month immediately following such receipt.

For more information, please call us toll-free at:

1.888.946.8839

Visit our website at:

TBD

Overnight address:

Gottex Multi-Asset Endowment Fund - I

Attn: UMB Fund Services

803 W. Michigan St.

Milwaukee, WI 53233

U.S. Mailing Address:

Gottex Multi-Asset Endowment Fund - I

Attn: UMB Fund Services

P.O. Box 2175

Milwaukee, WI 53201-2175

Fax Number: 816-860-3140

Wiring Instructions:

UMB Bank N.A.

928 Grand Boulevard , Kansas City, MO 64106

ABA: 101000695

Account Number: 9871916871

Account Name: Gottex Multi-Asset Endowment Fund - I

FBO: [Investor Name, Account Number]

Acknowledgment

A. I certify that I have received and read the current Prospectus and Privacy Notice of the Fund in which I am investing and agree to be bound by its terms and conditions. I certify that I have the authority and legal capacity to make this purchase and that I am of legal age in my state of residence. I understand that an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the investment and should be viewed as a long-term investment.

B. I authorize the Fund and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with the procedures described in the Prospectus for this account. I agree that neither the Fund nor the transfer agent will be liable for any loss, cost or expense for acting on such instructions.

C. I certify that I am not a Foreign Financial Institution as defined in the U.S.A. Patriot Act.

D. If I am the fiduciary (the "Fiduciary") executing this investor certification on behalf of an employee benefit plan (a "Plan"), I represent and warrant that I have considered the following with respect to the Plan's investment in the Fund and have determined that, in review of such considerations, the investment is consistent with the Fiduciary's responsibilities under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"): (i) the fiduciary investment standards under ERISA in the context of the Plan's particular circumstances; (ii) the permissibility of an investment in the Fund under the documents governing the Plan and the Fiduciary; and (iii) the risks associated with an investment in the Fund and the fact that I will be unable to redeem the investment. However, the Fund may repurchase the investment at certain times and under certain conditions set forth in the prospectus.

E. In connection with the Fund’s efforts to comply with applicable laws concerning money laundering and related activities, I represent, warrant and agree that to the best of my knowledge based upon reasonable diligence and investigation:

(1) I am not (nor is any person or entity controlled by, controlling or under common control with me, or any of my beneficial owners) any of the following:

(a) A person or entity listed in the Annex to Executive Order 13224 (2001) issued by the President of the United States, which is posted on the website of the U.S. Department of Treasury (http://www.treas.gov).

(b) Named on the List of Specially Designated Nationals and Blocked Persons maintained by the U.S. Office of Foreign Assets Control (OFAC), which is posted on the website of the U.S. Department of Treasury (http://www.treas.gov) under “OFAC/SDN List.”

(c) A person or entity resident in, or whose subscription funds are transferred from or through an account in, a foreign country or territory that has been designated as a “Non-Cooperative Jurisdiction” by the Financial Action Task Force.

(d) A person or entity resident in, or in the case of an entity organized or chartered under the laws of, a jurisdiction that has been designated by the Secretary of the U.S. Treasury under Sections 311 or 312 of the U.S.A. Patriot Act, and the regulations promulgated thereunder as warranting special measures due to money laundering concerns. For updates, see the website of the U.S. Department of Treasury (http://www.treas.gov).

(e) A foreign shell bank (See U.S.A. Patriot Act and related regulations for definition).

(f) A senior foreign political figure. This restriction on senior foreign political figures also applies to any immediate family member of such Figure or close associate of such Figure (See U.S.A. Patriot Act and related regulations for definition).

(2) No consideration that I have contributed or will contribute to the Fund:

(a) Shall originate from, nor will they be routed through, a foreign shell bank or a bank organized or chartered under the laws of a Non-Cooperative Jurisdiction.

(b) Has been or shall be derived from, or Related to, any activity that is deemed criminal under U.S. law.

(c) Shall cause the Fund or the Advisor to be in violation of the U.S. Bank Secrecy Act and all other federal anti-money laundering regulations.

(3) I understand and agree that if at any time it is discovered that any of the representations in this Section E are incorrect, or if otherwise required by applicable law related to money laundering and similar activities, the Advisor may, in its sole discretion and notwithstanding anything to the contrary in the Fund’s Limited Partnership Agreement, as it may be amended or modified from time to time, undertake appropriate actions to ensure compliance with applicable law, including but not limited to freezing, segregating or redeeming my subscription in the Fund.

(4) I further understand that the Fund or Gottex Fund Management, Ltd. (the “Advisor”) may release confidential information about me and, if applicable, any underlying beneficial ownership, to proper authorities if the Advisor, in its sole discretion, determines that it is in the best interests of the Fund in light of applicable law concerning money laundering and similar activities.

(5) I agree to provide to the Advisor any additional information that the Advisor deems necessary or appropriate to ensure compliance with all applicable laws concerning money laundering and similar activities. I shall promptly notify the Advisor if any of the representations in this Section E cease to be true and accurate. I agree to call the Advisor if I need more information about Section E or if I am unsure whether any of the categories apply to me.

F. I understand that the Fund and its affiliates are relying on the certification and agreements made herein in determining my qualification and suitability as an investor in the Fund. I understand that an investment in the Fund is not appropriate for, and may not be acquired by, any person who cannot make this certification, and, to the extent permitted by applicable law, agree to indemnify the Advisor and its affiliates, and their respective directors, trustees, managers, members, shareholders, partners, officers, and employees and hold each of them harmless from any liability that they may incur as a result of this certification being untrue in any respect.

Fund Application

The Fund accepts investments from individuals or entities with a U.S. Social Security Number or Taxpayer Identification Number and a U.S. address, or from foreign institutions only in accordance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act) and rules thereunder and only to the extent the identity of such persons and the source of their funds can be reasonably ascertained.

☐ Initial Investment          ☐ Subsequent Investment

1. Account Registration (check only one type below)

□ Individual or □ Joint* (may not be a minor)

Owner’s Social Security Number
Owner’s Name (first, middle, last)
Date of Birth
Joint Owner’s Social Security Number
Joint Owner’s Name (first, middle, last)
Date of Birth

*Joint tenants with rights of survivorship, unless otherwise noted.

□ Trust □ Corporation □ Partnership

Tax Identification Number
Entity Name
Date of Trust (if applicable)
Trustee (if applicable)
Social Security Number (if applicable)
Date of Birth (if applicable)
Additional Trustee (if applicable)
Social Security Number (if applicable)
Date of Birth (if applicable)

*Trust instrument or other organizational documentation required.

2. Investment Instructions

□ Purchase by wire: Call 1.888.946.8839 for instructions.

$__________________ subscription amount

Sales Charge: ☐ YES ☐ NO

Amount $ _______________________or ______________ %

The Investor acknowledges that a sales charge of up to 2% of the Subscription Amount specified above may be charged by the Sales Agent in connection with this investment and that only the net amount, after deduction of the sales charge, will be invested in the Fund.

3. Mailing Address (Applications will only be accepted if they contain a U.S. street address.)

Street Address (If PO Box, please indicate the residential/street address below.)
City State ZIP
Daytime Telephone Evening Telephone
E-mail Address Fax Number

4. Custodian Information

Name
Custodian Tax ID

Street Address

City State ZIP

Phone Number

5. Broker/Dealer Information

Broker/Dealer Name
Broker/Dealer Phone Number
Broker/Dealer Address
City	State ZIP
Rep Name
Rep Phone Number	Rep Number
Rep Address
City	State ZIP

6. Accredited Investor Status

I certify that I am an “accredited investor” at the time of my investment in the Fund because I satisfy one or more of the categories of accredited investor listed below. The subscriber is: □ (write corresponding letter(s) in box provided)

A. A natural person who individually or together with a spouse has a “net worth” in excess of $1.0 million. For purposes of determining net worth, (i) the person’s primary residence shall not be included as an asset; (ii) indebtedness that is secured by the person’s primary residence, up to the estimated fair market value of the primary residence at the time of the proposed subscription date, shall not be included as a liability (except that if the amount of such indebtedness outstanding at the proposed subscription date exceeds the amount outstanding 60 days before such date, other than as a result of the acquisition of the primary residence, the amount of such excess shall be included as a liability); and (iii) indebtedness that is secured by the person’s primary residence in excess of the estimated fair market value of the primary residence at the proposed subscription date shall be included as a liability.

B. A natural person who had an individual gross income in excess of $200,000 (or joint income together with a spouse in excess of $300,000) in each of the two previous years and reasonably expects a gross individual income in excess of $200,000 (or joint income together with a spouse in excess of $300,000) this year;

C. An entity who has total assets in excess of $5,000,000 AND was not formed for the specific purpose of acquiring the securities offered, AND is any of the following:

a corporation;

a partnership;

a Massachusetts or similar business trust; OR

an organization described in Section 501(c)(3) of the Internal Revenue Code.

D. An entity who is any of the following:

a trust, not formed for the specific purpose of acquiring the securities offered, with total assets in excess of $5,000,000 and whose purchase is directed by a sophisticated person;

a bank, or any savings and loan association or other institution acting in its individual or fiduciary capacity;

a broker or dealer;

an insurance company;

an investment company or a business development company under the Investment Company Act of 1940, as amended;

a private business development company under the Investment Advisers Act of 1940;

a Small Business Investment Company licensed by the U.S. Small Business Administration;

a plan established and maintained by a State or any of its political subdivisions or any agency or instrument thereof for the benefit of its employees and has total assets in excess of $5,000,000;

an employee benefit plan within the meaning of ERISA, and the investment decision to acquire Shares has been made by a plan fiduciary, as defined in section 3(21) of ERISA, which is either a bank, savings and loan association, insurance company or registered investment adviser;

an employee benefit plan within the meaning of ERISA, and has total assets in excess of $5,000,000 or, if a self directed plan, with investment decisions made solely by persons that are “accredited investors.”

An IRA plan where grantor is an “accredited investor.” The fund, in its sole discretion may request information regarding the basis on which such grantor is an “accredited investor.”

E. An entity in which all of the beneficial owners are investors described in one or more of categories A through D above.

7. Bank Information (Voided check required.)

Please attach a voided, unsigned check or deposit slip for this bank account.

Bank Name	Bank Phone Number
Bank Address	City State ZIP
Name(s) on Bank Account
Bank Account Number	ABA Number (available from your bank)

This is a: ☐ Checking Account or ☐ Savings Account

If information on voided check differs from information on this application, the information from the voided check will be used.

8. Please indicate your preference of Cost Basis Relief

□ FIFO (first in, first out)	□ LOFO (lowest in, first out)
□ Average Cost	□ HILT (highest long term, first out)
□ Specific Lot Identification	□ HIST (highest short term, first out
□ LIFO (last in, first out)	□ LILT (Lowest long term, first out)
□ HIFO (highest in, first out)

If none selected, the default will be FIFO (first in, first out)

9. Dividend and Capital Gains Instructions

All dividends will be reinvested unless one of the following is checked.

☐	Send all dividends and capital gains to the address in Section 2.

☐	Send all dividends and capital gains to the bank listed in Section 7.

10. Acknowledgement and Signature (All account owners/trustees must sign.)

By signing below:

☐	I certify that I have received and read the current Prospectus and Privacy Notice of the Fund in which I am investing and agree to be bound by its terms and conditions. I certify that I have the authority and legal capacity to make this purchase and that I am of legal age in my state of residence.

☐	I authorize (“the Fund”) and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with the procedures described in the Prospectus for this account. I agree that neither (“the fund”) nor the transfer agent will be liable for any loss, cost or expense for acting on such instructions.

☐	I certify that I am not a Foreign Financial Institution as defined in the USA Patriot Act.

Under penalty of perjury, I certify that:

1. The Social Security Number or Taxpayer Identification Number shown on this application is correct.

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me that I am no longer subject to backup withholding.

3. Subscriber is a U.S. person (including a U.S. resident alien).

Note: Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

(All owners/trustees must sign. For UGMA/UTMAs, custodian should sign.)

Signature of Owner, Trustee or Custodian	Date
Signature of Joint Owner, Trustee or Custodian (if applicable)	Date
Additional Owner’s Signature (if applicable)	Date
Additional Owner’s Signature (if applicable)	Date